UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating activities:
Net (loss) income	$ 13,043,181	$ (212,810,736)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Long-lived assets impairment		158,424,827
Share-based compensation	1,642,618	1,288,795
Inventory write-down	177,596	5,305,701
Allowance (reversal of allowance) for bad debts	(3,622,321)	4,230,273
Depreciation of property, plant and equipment	20,956,076	40,275,455
Changes in operating assets and liabilities:
Accounts receivable	6,547,250	12,115,229
Notes receivable	(21,041,244)	(7,030,700)
Prepaid expenses and other current assets	11,414,111	105,198
Advances to suppliers	(1,552,618)	(816,238)
Inventories	(1,135,496)	(421,926)
Amount due from related parties	5,628,360	(5,011,959)
Prepaid land use rights	472,775	(34,668)
Other non-current assets		4,591,859
Accounts payable	(2,851,365)	2,382,202
Notes payable	27,103,812	(16,366,321)
Accrued expenses and other current liabilities	1,170,866	847,287
Advances from customers	(10,613,030)	(5,074,450)
Amount due to related parties	(119,148)
Deferred government subsidies	440,383	(47,801)
Deferred tax assets		1,212,309
Net cash (used in) provided by operating activities	47,661,806	(16,835,664)
Investing activities:
Purchases of property, plant and equipment	(72,256,692)	(14,150,282)
(Decrease)/increase in restricted cash	(8,705,096)	2,053,970
Net cash used in investing activities	(80,961,788)	(12,096,312)
Financing activities:
Advances from related parties	229,983,975	116,612,426
Repayment of amounts due to related parties	(242,732,541)	(33,240,562)
Proceeds from bank borrowings	115,252,336	70,963,516
Repayment of bank borrowings	(119,056,752)	(121,374,194)
Proceeds from options exercised	37,080	158,778
Proceeds from follow-on equity offering	58,000,000
Insurance cost for follow-on equity offering	(3,366,964)
Net cash provided by financing activities	38,117,134	33,119,964
Effect of exchange rate changes	(36,289)	(95,737)
Net increase in cash and cash equivalents	4,780,863	4,092,251
Cash and cash equivalents at the beginning of the year	7,831,084	6,679,024
Cash and cash equivalents at the end of September 30	12,611,947	10,771,275
Supplemental disclosure of cash flow information:
Interest paid	13,064,363	13,742,609
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payable	37,308,771	51,766,695
Purchase of property, plant and equipment included in amount due to related parties	$ 614,756	$ 940,135